HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of July 31, 2020 (Unaudited)

	Shares	Value ($)
Common Stocks — 98.8%
Aerospace & Defense — 3.0%
HEICO Corp., Class A	16,360	1,252,358
Teledyne Technologies, Inc.(a)	8,430	2,585,481
		3,837,839
Banks — 1.0%
First Republic Bank	10,820	1,217,034

Biotechnology — 10.7%
Acceleron Pharma, Inc.(a)	22,990	2,279,918
Ascendis Pharma AS, ADR(a)	11,027	1,517,425
Blueprint Medicines Corp.(a)	25,483	1,864,846
Ironwood Pharmaceuticals, Inc.(a)	89,590	821,540
Neurocrine Biosciences, Inc.(a)	18,350	2,208,606
Rocket Pharmaceuticals, Inc.(a)	42,130	991,319
Sage Therapeutics, Inc.(a)	29,220	1,331,555
Sarepta Therapeutics, Inc.(a)	15,460	2,373,420
		13,388,629
Building Products — 5.5%
Advanced Drainage Systems, Inc.	47,271	2,316,279
The AZEK Co., Inc.(a)	34,920	1,204,740
Trex Co., Inc.(a)	24,470	3,409,405
		6,930,424
Capital Markets — 2.3%
Apollo Global Management, Inc.	27,550	1,352,705
LPL Financial Holdings, Inc.	20,360	1,608,847
		2,961,552
Chemicals — 1.5%
FMC Corp.	18,000	1,908,900

Communications Equipment — 3.8%
F5 Networks, Inc.(a)	10,052	1,366,067
Lumentum Holdings, Inc.(a)	24,180	2,244,630
Viavi Solutions, Inc.(a)	91,680	1,267,934
		4,878,631
Electrical Equipment — 1.4%
Sensata Technologies Holding PLC(a)	47,370	1,799,113

Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	5,163	600,199

Entertainment — 1.8%
Madison Square Garden Sports Corp., Class A(a)	6,753	1,037,869
Zynga, Inc., Class A(a)	132,190	1,299,427
		2,337,296
Equity Real Estate Investment Trusts — 4.2%
Equity LifeStyle Properties, Inc.	25,650	1,752,408
Essential Properties Realty Trust, Inc.	124,800	2,009,280
Terreno Realty Corp.	25,240	1,533,582
		5,295,270
Health Care Equipment & Supplies — 3.9%
Insulet Corp.(a)	14,663	2,981,868
STERIS PLC	13,155	2,099,932
		5,081,800
Health Care Providers & Services — 2.5%
Quest Diagnostics, Inc.	25,320	3,217,412

Hotels, Restaurants & Leisure — 2.1%
Darden Restaurants, Inc.	20,230	1,535,457
Extended Stay America, Inc.	101,650	1,159,827
		2,695,284
Household Durables — 3.6%
KB Home	58,090	1,954,148
TopBuild Corp.(a)	19,510	2,573,759
		4,527,907
Insurance — 3.3%
Arthur J. Gallagher & Co.	22,360	2,403,477
Assurant, Inc.	16,730	1,797,973
		4,201,450
Internet & Direct Marketing Retail — 2.7%
Etsy, Inc.(a)	29,320	3,470,902

IT Services — 5.0%
Black Knight, Inc.(a)	34,210	2,563,013
Science Applications International Corp.	23,700	1,895,526
WEX, Inc.(a)	12,225	1,936,073
		6,394,612
Life Sciences Tools & Services — 8.7%
BIO-RAD Laboratories, Inc., Class A(a)	6,210	3,259,567
Charles River Laboratories International, Inc.(a)	15,700	3,124,143
ICON PLC(a)	10,610	1,967,731
Mettler-Toledo International, Inc.(a)	1,816	1,697,960
Repligen Corp.(a)	6,180	932,624
		10,982,025
Machinery — 3.6%
IDEX Corp.	8,980	1,480,084
Lincoln Electric Holdings, Inc.	18,590	1,680,349
Meritor, Inc.(a)	60,630	1,379,333
		4,539,766
Media — 0.9%
Nexstar Media Group, Inc., Class A	12,910	1,131,562

Pharmaceuticals — 2.5%
Catalent, Inc.(a)	28,660	2,503,164
Reata Pharmaceuticals, Inc., Class A(a)	4,480	661,696
		3,164,860
Professional Services — 2.5%
CoStar Group, Inc.(a)	1,673	1,421,648
TransUnion	19,430	1,740,346
		3,161,994
Road & Rail — 2.6%
J.B. Hunt Transportation Services, Inc.	11,225	1,452,515
Old Dominion Freight Line, Inc.	10,420	1,904,984
		3,357,499
Semiconductors & Semiconductor Equipment — 2.1%
MaxLinear, Inc.(a)	22,860	579,501
MKS Instruments, Inc.	5,350	681,804
Qorvo, Inc.(a)	11,080	1,419,902
		2,681,207
Software — 13.8%
Anaplan, Inc.(a)	34,810	1,580,722
Avalara, Inc.(a)	12,300	1,653,735
Ceridian HCM Holding, Inc.(a)	19,670	1,539,964
Fair Isaac Corp.(a)	5,325	2,338,687
Fortinet, Inc.(a)	22,110	3,057,812
HubSpot, Inc.(a)	10,928	2,563,818

HSBC FAMILY OF FUNDS

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of July 31, 2020 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Software, continued
Nice, Ltd., ADR(a)	6,360	1,305,326
RealPage, Inc.(a)	36,350	2,290,414
Smartsheet, Inc., Class A(a)	23,990	1,145,283
		17,475,761
Specialty Retail — 3.3%
Burlington Stores, Inc.(a)	12,280	2,308,640
Five Below, Inc.(a)	17,340	1,888,499
		4,197,139
TOTAL COMMON STOCKS (COST $99,838,343)		125,436,067

Investment Company — 1.5%

Northern Institutional Government Select Portfolio, Institutional Shares, 0.11%(b)	1,854,358	1,854,358
TOTAL INVESTMENT COMPANY (Cost $1,854,358)		1,854,358

TOTAL INVESTMENTS IN SECURITIES (Cost $101,692,701) — 100.3%		127,290,425
Other Assets (Liabilities) - (0.3)%		(377,967)
NET ASSETS - 100%		$126,912,458

(a)	Represents non-income producing security.
(b)	The rate represents the annualized 7-day yield that was in effect on July 31, 2020.

ADR - American Depositary Receipt

HSBC FAMILY OF FUNDS

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments — as of July 31, 2020 (Unaudited)

Value ($)
Affiliated Portfolio — 100.4%
HSBC Opportunity Portfolio	9,120,496

TOTAL INVESTMENTS IN SECURITIES - 100.4% (COST $7,331,122)	9,120,496
Other Assets (Liabilities) - (0.4)%	(33,271)
NET ASSETS - 100%	$9,087,225

HSBC FAMILY OF FUNDS

HSBC OPPORTUNITY FUND (CLASS I)

Schedule of Portfolio Investments — as of July 31, 2020 (Unaudited)

Value ($)
Affiliated Portfolio — 100.1%
HSBC Opportunity Portfolio	117,864,981

TOTAL INVESTMENTS IN SECURITIES - 100.1% (COST $94,485,331)	117,864,981
Other Assets (Liabilities) - (0.1)%	(112,442)
NET ASSETS - 100%	$117,752,539

HSBC FAMILY OF FUNDS

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of July 31, 2020 (Unaudited)

	Principal Amount †	Value ($)
Foreign Bonds — 1.0%
France — 0.4%
Electricite de France SA, Series E, 5.37% (EUSA12 + 379 bps), Callable 1/29/25 @ 100 (a)(b)(c)	100,000	129,558

Luxembourg — 0.3%
Kleopatra Holdings 1 SCA, 9.25%, 6/30/23, Callable 9/9/20 @ 101 (a)(d)	114,527	99,818

Netherlands — 0.3%
Trivium Packaging Finance BV, 3.75%, 8/15/26, Callable 8/15/22 @ 101.88 (a)(d)	100,000	117,422

TOTAL FOREIGN BONDS (COST $366,234)		346,798

	Principal Amount ($)
Yankee Dollars — 12.8%
Argentina — 0.1%
IRSA Propiedades Comerciales SA, Registered, 8.75%, 3/23/23, Callable 8/18/20 @ 104.38 (a)	23,000	19,315

Australia — 1.4%
FMG Resources August 2006 pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100 (a)(d)	353,000	384,099
Mineral Resources, Ltd., 8.13%, 5/1/27, Callable 5/1/22 @ 106.09 (a)(d)	80,000	88,301
		472,400
Bahamas — 0.7%
Silversea Cruise Finance, Ltd., 7.25%, 2/1/25, Callable 8/21/20 @ 105.44 (a)(d)	241,000	232,565

Belgium — 0.6%
Telenet Finance Luxembourg Notes SARL, 5.50%, 3/1/28, Callable 12/1/22 @ 102.75 (a)(d)	200,000	210,000

Canada — 1.1%
Cascades, Inc./Cascades USA, Inc., 5.13%, 1/15/26, Callable 1/15/23 @ 102.56 (a)(d)	57,000	58,853
Cascades, Inc./Cascades USA, Inc., 5.38%, 1/15/28, Callable 1/15/23 @ 102.69 (a)(d)	57,000	58,995
GFL Environmental, Inc., 7.00%, 6/1/26, Callable 6/1/21 @ 103.5 (a)(d)	41,000	43,460
GFL Environmental, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56 (a)(d)	19,000	20,173
Hudbay Minerals, Inc., 7.25%, 1/15/23, Callable 9/10/20 @ 101.81 (a)(d)	2,000	2,025
Iamgold Corp., 7.00%, 4/15/25, Callable 9/10/20 @ 105.25 (a)(d)	147,000	152,879
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/1/22, Callable 8/21/20 @ 103.56 (a)(d)(e)	18,000	225
Nova Chemicals Corp., 5.00%, 5/1/25, Callable 1/31/25 @ 100 (a)(d)	34,000	33,193
		369,803
Cayman Islands — 0.7%
Global Aircraft Leasing Co., Ltd., 6.50%, 9/15/24, Callable 9/15/21 @ 103.25 (a)(d)	382,000	237,795

El Salvador — 0.1%
Republic of El Salvador, Registered, 7.75%, 1/24/23	35,000	34,300

Ireland — 1.3%
AerCap Holdings NV, 5.87% (H15T5Y + 454 bps), 10/10/79, Callable 10/10/24 @ 100 (a)(c)	150,000	115,022
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100 (a)	150,000	152,458
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100 (a)	150,000	160,940
		428,420
Israel — 0.1%
Teva Pharmaceutical Finance III BV, 3.15%, 10/1/26	50,000	45,611

Luxembourg — 3.7%
Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75 (a)(d)	200,000	215,050
Altice France Holdings SA, 10.50%, 5/15/27, Callable 5/15/22 @ 105.25 (a)(d)	400,000	457,500
Altice France Holdings SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103 (a)(d)	200,000	199,758
ARD Finance SA, 6.50%, 6/30/27, Callable 11/15/22 @ 103.25 (a)(d)	200,000	204,500
Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38 (a)(d)(e)	326,000	215,160
		1,291,968
Peru — 0.6%
Hudbay Minerals, Inc., 7.63%, 1/15/25, Callable 9/10/20 @ 105.72 (a)(d)	210,000	212,625

Turkey — 0.2%
Republic of Turkey, 7.38%, 2/5/25	62,000	62,967

United Arab Emirates — 0.2%
DAE Funding LLC, 5.00%, 8/1/24, Callable 9/10/20 @ 103.75 (a)(d)	82,000	75,902

United Kingdom — 1.3%
eG Global Finance PLC, 6.75%, 2/7/25, Callable 5/15/21 @ 103.38 (a)(d)	200,000	208,960

HSBC FAMILY OF FUNDS

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of July 31, 2020 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Yankee Dollars, continued
United Kingdom, continued
eG Global Finance PLC, 8.50%, 10/30/25, Callable 10/30/21 @ 104.25 (a)(d)	200,000	218,484
		427,444
Zambia — 0.7%
First Quantum Minerals, 7.50%, 4/1/25, Callable 9/10/20 @ 105.63 (a)(d)	235,000	237,350

TOTAL YANKEE DOLLARS (COST $4,518,592)		4,358,465

Corporate Bonds — 77.5%
United States — 77.5%
Acadia Healthcare Co., Inc., 5.63%, 2/15/23, Callable 9/10/20 @ 101.41(a)	65,000	66,022
Acadia Healthcare Co., Inc., 6.50%, 3/1/24, Callable 9/10/20 @ 103.25(a)	185,000	190,126
Adient US LLC, 7.00%, 5/15/26, Callable 5/15/22 @ 103.50(a)(d)	157,000	169,168
Aircastle, Ltd., 4.13%, 5/1/24, Callable 2/1/24 @ 100.00(a)	162,000	158,578
American Axle & Manufacturing, Inc., 6.88%, 7/1/28, Callable 7/1/23 @ 103.44(a)	173,000	176,409
Antero Resources Corp., 5.13%, 12/1/22, Callable 9/10/20 @ 100.00(a)	250,000	200,625
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 4/1/27, Callable 4/1/22 @ 105.16(a)(d)	231,000	236,419
Arconic Corp., 6.00%, 5/15/25, Callable 5/15/22 @ 103.00(a)(d)	112,000	120,749
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/1/26, Callable 11/1/21 @ 103.50(a)(d)	128,000	81,920
Banff Merger Sub, Inc., 9.75%, 9/1/26, Callable 9/1/21 @ 104.88(a)(d)	129,000	136,531
Basuch Health Americas, Inc., 8.50%, 1/31/27, Callable 7/31/22 @ 104.25(a)(d)	45,000	50,063
Bausch Health Americas, Inc., 9.25%, 4/1/26, Callable 4/1/22 @ 104.63(a)(d)	100,000	112,470
Bausch Health Cos., Inc., 5.00%, 1/30/28, Callable 1/30/23 @ 102.50(a)(d)	87,000	87,433
Bausch Health Cos., Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63(a)(d)	165,000	168,506
Bausch Health Cos., Inc., 6.25%, 2/15/29, Callable 2/15/24 @ 103.13(a)(d)	96,000	101,981
Bausch Health Cos., Inc., 9.00%, 12/15/25, Callable 12/15/21 @ 104.50(a)(d)	176,000	194,480
Blue Cube Spinco, Inc., 9.75%, 10/15/23, Callable 10/15/20 @ 102.44(a)	88,000	91,740
Blue Cube Spinco, Inc., 10.00%, 10/15/25, Callable 10/15/20 @ 105.00(a)	28,000	29,890
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22, Callable 9/10/20 @ 101.53(a)(d)	259,000	257,058
Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 6/1/22 @ 103.56(a)(d)	12,000	13,166
Boxer Parent Co., Inc., 9.13%, 3/1/26, Callable 9/1/21 @ 104.56(a)(d)	12,000	12,720
Boyd Gaming Corp., 8.63%, 6/1/25, Callable 6/1/22 @ 104.31(a)(d)	187,000	206,145
Buckeye Partners LP, 4.13%, 3/1/25, Callable 2/1/25 @ 100.00(a)(d)	48,000	48,240
Buckeye Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100.00(a)(d)	229,000	227,855
Buckeye Partners LP, 5.85%, 11/15/43, Callable 5/15/43 @ 100.00(a)	37,000	34,040
Builders FirstSource, Inc., 5.00%, 3/1/30, Callable 3/1/25 @ 102.50(a)(d)	52,000	54,538
Builders FirstSource, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 103.38(a)(d)	28,000	30,800
Calpine Corp., 4.63%, 2/1/29, Callable 2/1/24 @ 102.31(a)(d)	127,000	128,267
Calpine Corp., 5.00%, 2/1/31, Callable 2/1/26 @ 102.50(a)(d)	90,000	92,239
Calpine Corp., 5.13%, 3/15/28, Callable 3/15/23 @ 102.56(a)(d)	205,000	212,944
Calpine Corp., 5.75%, 1/15/25, Callable 8/26/20 @ 102.88(a)	110,000	113,190
Cargo Aircraft Manageman, 4.75%, 2/1/28, Callable 2/1/23 @ 102.38(a)(d)	99,000	101,228
Carnival Corp., 11.50%, 4/1/23, Callable 1/1/23 @ 100.00(a)(d)	60,000	65,290
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a)(d)	107,000	113,409
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28, Callable 8/1/22 @ 102.50(a)(d)	134,000	142,040
Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69(a)	17,000	18,057
Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31(a)	95,000	105,950
Centene Corp., 5.38%, 6/1/26, Callable 6/1/21 @ 104.03(a)(d)	85,000	90,900
CenturyLink, Inc., 4.00%, 2/15/27, Callable 2/15/23 @ 102.00(a)(d)	20,000	20,889
CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(a)(d)	58,000	60,828
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25, Callable 9/10/20 @ 105.63(a)(d)	124,000	129,270
CHS/Community Health System, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104.00(a)(d)	122,000	124,961

HSBC FAMILY OF FUNDS

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of July 31, 2020 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Corporate Bonds, continued
United States , continued
Clarios Global LP, 6.75%, 5/15/25, Callable 5/15/22 @ 103.38(a)(d)	83,000	89,225
Clearwater Paper Corp., 5.38%, 2/1/25(d)	363,000	371,621
Cleveland-Cliffs, Inc., 5.88%, 6/1/27, Callable 6/1/22 @ 102.94(a)	436,000	374,952
Cleveland-Cliffs, Inc., 6.75%, 3/15/26, Callable 3/15/22 @ 105.06(a)(d)	85,000	85,425
Cleveland-Cliffs, Inc., 9.88%, 10/17/25, Callable 10/17/22 @ 107.41(a)(d)	125,000	136,563
Colt Merger Sub, Inc., 6.25%, 7/1/25, Callable 7/1/22 @ 103.13(a)(d)	139,000	145,533
Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(a)(d)	158,000	160,963
CommScope Technologies LLC, 6.00%, 6/15/25, Callable 8/21/20 @ 103.00(a)(d)	147,000	150,190
CommScope, Inc., 6.00%, 3/1/26, Callable 3/1/22 @ 103.00(a)(d)	97,000	103,486
CommScope, Inc., 7.13%, 7/1/28, Callable 7/1/23 @ 103.56(a)(d)	99,000	104,806
CommScope, Inc., 8.25%, 3/1/27, Callable 3/1/22 @ 104.13(a)(d)	146,000	157,447
CSC Holdings LLC, 5.25%, 6/1/24	200,000	220,000
CSC Holdings LLC, 5.38%, 2/1/28, Callable 2/1/23 @ 102.69(a)(d)	200,000	216,500
CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(a)(d)	200,000	221,710
CSC Holdings LLC, 10.88%, 10/15/25(d)	200,000	214,420
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81(a)	33,000	34,650
DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(a)(d)	205,000	218,130
Dell International LLC/EMC Corp., 5.88%, 6/15/21, Callable 8/26/20 @ 100.00(a)(d)	13,000	13,016
Dell, Inc., 7.10%, 4/15/28	109,000	131,345
Delta Air Lines, Inc., 7.00%, 5/1/25(d)	106,000	113,288
Diamond 1 Finance/Diamond 2, 7.13%, 6/15/24, Callable 8/26/20 @ 103.56(a)(d)	174,000	180,649
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 8/15/22 @ 102.69(a)(d)	259,000	199,448
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31(a)(d)	309,000	169,178
DISH DBS Corp., 7.38%, 7/1/28, Callable 7/1/23 @ 103.69(a)(d)	317,000	335,532
Diversified Healthcare Trust, 9.75%, 6/15/25, Callable 6/15/22 @ 104.88(a)	254,000	280,352
Embarq Corp., 8.00%, 6/1/36	315,000	369,179
EnLink Midstream Partners LP, 6.00% (US0003M + 411 bps), Callable 12/15/22 @ 100.00(a)(b)(c)	205,000	77,900
Five Point Op Co. LP/Five Point Capital Corp., 7.88%, 11/15/25, Callable 11/15/20 @ 105.91(a)(d)	105,000	101,458
Ford Motor Co., 4.75%, 1/15/43	128,000	117,120
Ford Motor Co., 7.45%, 7/16/31	262,000	310,549
Ford Motor Co., 8.50%, 4/21/23	32,000	35,525
Ford Motor Co., 9.00%, 4/22/25, Callable 3/22/25 @ 100.00(a)	55,000	64,797
Ford Motor Co., 9.63%, 4/22/30, Callable 1/22/30 @ 100.00(a)	19,000	25,209
Freeport-McMoRan, Inc., 5.00%, 9/1/27, Callable 9/1/22 @ 102.50(a)	94,000	100,090
Freeport-McMoRan, Inc., 5.45%, 3/15/43, Callable 9/15/42 @ 100.00(a)	148,000	164,650
Genesis Energy LP/Genesis Energy Finance Corp., 6.00%, 5/15/23, Callable 9/10/20 @ 101.50(a)	100,000	94,000
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28, Callable 2/1/23 @ 105.81(a)	158,000	152,377
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/1/27, Callable 6/1/22 @ 102.63(a)(d)	237,000	252,701
Golden Nugget, Inc., 6.75%, 10/15/24, Callable 9/10/20 @ 103.38(a)(d)	150,000	105,000
GPC Merger Sub, Inc., 7.13%, 8/15/28, Callable 8/15/23 @ 103.56(a)(d)	44,000	45,760
Gray Television, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25(a)(d)	82,000	89,585
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25(a)(d)	95,000	100,938
HCA, Inc., 5.88%, 2/15/26, Callable 8/15/25 @ 100.00(a)	200,000	234,060
Herc Holdings, Inc., 5.50%, 7/15/27, Callable 7/15/22 @ 102.75(a)(d)	163,000	172,372
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63(a)(d)	200,000	204,358
Iron Mountain, Inc., 4.88%, 9/15/29, Callable 9/15/24 @ 102.44(a)(d)	60,000	62,505
Iron Mountain, Inc., 5.00%, 7/15/28, Callable 7/15/23 @ 102.50(a)(d)	17,000	17,595
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63(a)(d)	40,000	41,950
Jacobs Entertainment, Inc., 7.88%, 2/1/24, Callable 9/10/20 @ 105.91(a)(d)	264,000	239,579
JBS USA LUX SA/JBS USA Finance, Inc., Registered, 5.88%, 7/15/24, Callable 9/9/20 @ 101.96(a)	50,000	50,938
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)(d)	60,000	66,150
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)(d)	233,000	263,872

HSBC FAMILY OF FUNDS

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of July 31, 2020 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Corporate Bonds, continued
United States , continued
JPMorgan Chase & Co., 4.60% (SOFR + 313 bps), Callable 2/1/25 @ 100.00(a)(b)(c)	245,000	237,062
Kaiser Aluminum Corp., 6.50%, 5/1/25, Callable 5/1/22 @ 103.25(a)(d)	32,000	33,920
Kraft Heinz Foods Co., 3.88%, 5/15/27, Callable 2/15/27 @ 100.00(a)(d)	55,000	59,234
Kraft Heinz Foods Co., 4.25%, 3/1/31, Callable 12/1/30 @ 100.00(a)(d)	90,000	99,328
Kraft Heinz Foods Co., 5.50%, 6/1/50, Callable 12/1/49 @ 100.00(a)(d)	55,000	64,497
LABL Escrow Issuer LLC, 6.75%, 7/15/26, Callable 7/15/22 @ 103.38(a)(d)	143,000	154,439
Level 3 Financing, Inc., 4.63%, 9/15/27, Callable 9/15/22 @ 102.31(a)(d)	110,000	115,638
Level 3 Financing, Inc., 5.13%, 5/1/23, Callable 9/10/20 @ 100.00(a)	90,000	90,380
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 9/10/20 @ 101.34(a)	24,000	24,411
Level 3 Financing, Inc., 5.38%, 5/1/25, Callable 9/10/20 @ 102.69(a)	139,000	143,518
LifePoint Health, Inc., 4.38%, 2/15/27, Callable 2/15/22 @ 102.00(a)(d)	77,000	78,687
Manitowoc Co., Inc., 9.00%, 4/1/26, Callable 4/1/22 @ 104.50(a)(d)	122,000	124,898
Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 102.06(a)(d)	171,000	176,130
Match Group, Inc., 5.63%, 2/15/29, Callable 2/15/24 @ 102.81(a)(d)	220,000	238,700
Mauser Packaging Solutions Holdings Co., 5.50%, 4/15/24, Callable 9/10/20 @ 102.75(a)(d)	201,000	204,935
MEDNAX, Inc., 6.25%, 1/15/27, Callable 1/15/22 @ 104.69(a)(d)	336,000	355,320
MGM Growth Properties Operating Partnership LP/MGP Finance Co- Issuer, Inc., 5.63%, 5/1/24, Callable 2/1/24 @ 100.00(a)	38,000	41,230
MGM Growth Properties Operating Partnership LP/MGP Finance Co- Issuer, Inc., 5.75%, 2/1/27, Callable 11/1/26 @ 100.00(a)	41,000	44,383
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(a)(d)	164,027	169,767
MPH Acquisition Holdings LLC, 7.13%, 6/1/24, Callable 9/10/20 @ 103.56(a)(d)	141,000	144,701
MTS Systems Corp., 5.75%, 8/15/27, Callable 8/15/22 @ 102.88(a)(d)	44,000	42,832
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27, Callable 1/15/23 @ 103.00(a)(d)	89,000	90,780
Nationstar Mortgage Holdings, Inc., 8.13%, 7/15/23, Callable 8/13/20 @ 104.06(a)(d)	73,000	76,103
Navient Corp., 6.50%, 6/15/22	100,000	104,500
Navient Corp., 6.75%, 6/15/26	198,000	205,919
Navient Corp., 7.25%, 1/25/22, MTN	150,000	157,500
Navistar International Corp., 6.63%, 11/1/25, Callable 11/1/20 @ 103.31(a)(d)	242,000	248,050
NRG Energy, Inc., 5.25%, 6/15/29, Callable 6/15/24 @ 102.63(a)(d)	100,000	110,567
NRG Energy, Inc., 7.25%, 5/15/26, Callable 5/15/21 @ 103.63(a)	54,000	58,240
Occidental Petroleum Corp., 2.70%, 8/15/22	62,000	59,854
Occidental Petroleum Corp., 2.90%, 8/15/24, Callable 7/15/24 @ 100.00(a)	33,000	31,051
Occidental Petroleum Corp., 3.40%, 4/15/26, Callable 1/15/26 @ 100.00(a)	90,000	81,450
Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100.00(a)	206,000	183,087
Occidental Petroleum Corp., 4.10%, 2/15/47, Callable 8/15/46 @ 100.00(a)	164,000	128,740
Occidental Petroleum Corp., 8.50%, 7/15/27, Callable 1/15/27 @ 100.00(a)	175,000	194,880
Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100.00(a)	175,000	196,875
Olin Corp., 9.50%, 6/1/25, Callable 3/1/25 @ 100.00(a)(d)	28,000	31,920
OneMain Finance Corp., 7.13%, 3/15/26	151,000	177,022
OneMain Finance Corp., 8.88%, 6/1/25, Callable 6/1/22 @ 104.44(a)	79,000	89,073
Owens-Brockway Glass Container, Inc., 6.38%, 8/15/25(d)	100,000	107,000
Owens-Brockway Glass Container, Inc., 6.63%, 5/13/27, Callable 5/15/23 @ 103.31(a)(d)	19,000	20,568
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/25, Callable 9/10/20 @ 103.94(a)(d)	69,000	70,035
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28, Callable 2/15/23 @ 103.00(a)(d)	197,000	158,585
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25, Callable 5/15/22 @ 104.63(a)(d)	46,000	51,404
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 5/15/23, Callable 9/10/20 @ 101.72(a)	322,000	311,535
PetSmart, Inc., 5.88%, 6/1/25, Callable 9/10/20 @ 102.94(a)(d)	231,000	236,775
PetSmart, Inc., 7.13%, 3/15/23, Callable 9/10/20 @ 101.78(a)(d)	298,000	300,980
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13(a)(d)	227,000	226,715

HSBC FAMILY OF FUNDS

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of July 31, 2020 (Unaudited) (continued)

	Principal Amount ($)		Value ($)
Corporate Bonds, continued
United States , continued
Polaris Intermediate Corp., 8.50%, 12/1/22, Callable 8/21/20 @ 102.00(a)(d)		248,000	252,276
Presidio Holding, Inc., 8.25%, 2/1/28, Callable 2/1/23 @ 104.13(a)(d)		256,000	266,240
Refinitiv US Holdings, Inc., 4.50%, 5/15/26, Callable 11/15/21 @ 102.25(a)(d)	EUR	200,000	246,728
Refinitiv US Holdings, Inc., 6.25%, 5/15/26, Callable 11/15/21 @ 103.13(a)(d)		166,000	179,488
Refinitiv US Holdings, Inc., 8.25%, 11/15/26, Callable 11/15/21 @ 104.13(a)(d)		305,000	336,524
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 12/1/21 @ 104.88(a)(d)		355,000	394,121
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.13%, 7/15/23, Callable 9/10/20 @ 101.28(a)(d)		72,000	73,102
Royal Caribbean Cruises, Ltd., 9.13%, 6/15/23, Callable 3/15/23 @ 100.00(a)(d)		45,000	46,013
Sabre GLBL, Inc., 9.25%, 4/15/25, Callable 3/16/25 @ 100.00(a)(d)		15,000	16,519
Scientific Games International, Inc., 5.00%, 10/15/25, Callable 10/15/20 @ 103.75(a)(d)		150,000	148,688
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13(a)(d)		161,000	161,256
Scientific Games International, Inc., 8.63%, 7/1/25, Callable 7/1/22 @ 104.31(a)(d)		44,000	44,134
Select Medical Corp., 6.25%, 8/15/26, Callable 8/15/22 @ 103.13(a)(d)		445,000	479,487
Service Corp. International, 5.13%, 6/1/29, Callable 6/1/24 @ 102.56(a)		60,000	66,300
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(a)(d)		143,000	142,957
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06(a)(d)		122,000	128,747
Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75(a)(d)		200,000	222,750
Sprint Communications, Inc., 6.00%, 11/15/22		125,000	134,843
Sprint Corp., 7.13%, 6/15/24		30,000	34,997
Talen Energy Supply LLC, 6.63%, 1/15/28, Callable 1/15/23 @ 103.31(a)(d)		240,000	240,991
Talen Energy Supply LLC, 7.63%, 6/1/28, Callable 6/1/23 @ 103.81(a)(d)		161,000	168,245
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 3/1/27, Callable 3/1/23 @ 103.00(a)(d)		352,000	319,791
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28, Callable 1/15/23 @ 102.50(a)		64,000	65,280
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.75%, 3/15/24, Callable 9/10/20 @ 103.38(a)		31,000	31,735
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 1/15/29, Callable 1/15/24 @ 103.44(a)		167,000	188,396
Taylor Morrison Communities, Inc., 5.88%, 6/15/27, Callable 3/15/27 @ 100.00(a)(d)		100,000	110,500
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.50(a)(d)		137,000	138,112
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 6/1/25, Callable 8/21/20 @ 103.38(a)(d)		267,000	275,678
Tenet Healthcare Corp., 4.63%, 6/15/28, Callable 6/15/23 @ 102.31(a)(d)		35,000	36,810
Tenet Healthcare Corp., 5.13%, 11/1/27, Callable 11/1/22 @ 102.56(a)(d)		101,000	107,313
Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 2/1/22 @ 103.13(a)(d)		127,000	134,901
Tenneco, Inc., 5.00%, 7/15/26, Callable 7/15/21 @ 102.50(a)		174,000	116,580
The Chemours Co., 6.63%, 5/15/23, Callable 9/10/20 @ 101.66(a)		39,000	39,195
T-Mobile US, Inc., 6.00%, 4/15/24, Callable 8/21/20 @ 102.25(a)		5,000	5,118
TRI Pointe Group, Inc., 5.70%, 6/15/28, Callable 12/15/27 @ 100.00(a)		38,000	41,800
Tronox, Inc., 6.50%, 5/1/25, Callable 5/1/22 @ 103.25(a)(d)		144,000	153,180
Truck Hero, Inc., 8.50%, 4/21/24, Callable 4/30/21 @ 104.25(a)(d)		157,000	164,065
Univision Communications, Inc., 6.63%, 6/1/27, Callable 6/1/23 @ 103.31(a)(d)		159,000	159,445
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69(a)(d)		30,000	31,200
Warrior Met Coal, Inc., 8.00%, 11/1/24, Callable 11/1/20 @ 104.00(a)(d)		341,000	350,698
Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 2/15/21 @ 104.13(a)(d)		92,000	93,380
WESCO Distribution, Inc., 7.13%, 6/15/25, Callable 6/15/22 @ 103.56(a)(d)		50,000	54,870
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63(a)(d)		50,000	54,625
Wolverine Escrow LLC, 8.50%, 11/15/24, Callable 11/15/21 @ 106.38(a)(d)		189,000	137,025
Wolverine Escrow LLC, 9.00%, 11/15/26, Callable 11/15/22 @ 106.75(a)(d)		147,000	106,575

HSBC FAMILY OF FUNDS

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of July 31, 2020 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Corporate Bonds, continued
United States , continued
WPX Energy, Inc., 5.88%, 6/15/28, Callable 6/15/23 @ 102.94(a)	87,000	89,121
Wyndham Destinations, Inc., 4.63%, 3/1/30, Callable 12/1/29 @ 100.00(a)(d)	136,000	125,120
Wyndham Worldwide Corp., 6.35%, 10/1/25, Callable 7/1/25 @ 100.00(a)(c)	161,000	168,245
XPO Logistics, Inc., 6.75%, 8/15/24, Callable 8/15/21 @ 103.38(a)(d)	217,000	233,374
		26,435,536

TOTAL CORPORATE BONDS (COST $25,581,009)		26,435,536

	Shares
Exchange Traded Funds — 4.6%
iShares iBoxx High Yield Corporate Bond ETF	5,000	426,950
iShares JPMorgan USD Emerging Markets Bond ETF	10,019	1,133,049
TOTAL EXCHANGE TRADED FUNDS (COST $1,497,772)		1,559,999

Investment Companies — 2.8%

Northern Institutional Government Assets Portfolio, Institutional Shares, 0.07%(f)	949,998	949,998
TOTAL INVESTMENT COMPANIES (COST $949,998)		949,998

TOTAL INVESTMENTS IN SECURITIES (COST $32,913,605) — 98.7%		33,650,796
Other Assets (Liabilities) - 1.3%		448,656
NET ASSETS - 100%		$34,099,452

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(c)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on July 31, 2020. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(d)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(e)	Defaulted security.
(f)	The rate represents the annualized 7-day yield that was in effect on July 31, 2020.

bps - Basis Points
ETF - Exchange-Traded Fund
EUR - Euro
EUSA12 - Euro 12 Year Swap Rate
H15T5Y - 5 Year Treasury Constant Maturity Rate
LLC - Limited Liability Company
MTN - Medium Term Note
SOFR - Secured Overnight Financing Rate
ULC - Unlimited Liability Co.
US0003M - 3 Month US Dollar LIBOR

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2020:

Industry	Percentage of Net Assets at Value (%)*
Oil, Gas & Consumable Fuels	10.5
Health Care Providers & Services	8.9
Metals & Mining	7.2
Media	6.5
Hotels, Restaurants & Leisure	5.5
Diversified Financial Services	5.1
Exchange Traded Fund	4.6
IT Services	4.6
Containers & Packaging	3.8
Diversified Telecommunication Services	3.3
Independent Power and Renewable Electricity Producers	3.3
Consumer Finance	3.2
Investment Companies	2.8
Trading Companies & Distributors	2.6
Food Products	2.2
Pharmaceuticals	2.2
Auto Components	2.2
Specialty Retail	1.6
Automobiles	1.6
Communications Equipment	1.5
Equity Real Estate Investment Trusts	1.4
Commercial Services & Supplies	1.2
Interactive Media & Services	1.2
Paper & Forest Products	1.1
Electric Utilities	1.1
Machinery	1.1
Air Freight & Logistics	1.0
Technology Hardware, Storage & Peripherals	0.9
Airlines	0.8
Banks	0.7
Capital Markets	0.7
Energy Equipment & Services	0.7
Chemicals	0.7
Wireless Telecommunication Services	0.5
Real Estate Management & Development	0.5
Thrifts & Mortgage Finance	0.5
Household Durables	0.4
Building Products	0.3
Sovereign Bond	0.3
Diversified Consumer Services	0.2
Electronic Equipment, Instruments & Components	0.1
Distributors	0.1
Software	—
Total	98.7

*	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The above table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Schedule of Portfolio Investments.

HSBC FAMILY OF FUNDS

HSBC HIGH YIELD FUND

Schedule of Portfolio Investments — as of July 31, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts - Short Contracts

Description and amount of currency to be purchased		Description and amount of currency to be sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation) ($)
U.S. Dollar	896,424	European Euro	800,000	UBS AG	8/4/20	(45,895)
U.S. Dollar	946,989	European Euro	800,000	Bank of America	9/2/20	4,097
						(41,798)

			Total unrealized appreciation			$4,097
			Total unrealized depreciation			(45,895)
			Total net unrealized appreciation/(depreciation)			$(41,798)

HSBC FAMILY OF FUNDS	.

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of July 31, 2020 (Unaudited)

	Principal Amount †	Value ($)
Foreign Bonds — 1.8%
France — 1.4%
Electricite de France SA, Series E, 5.37% (EUSA12 + 379 bps), Callable 1/29/25 @ 100 (a)(b)(c)	100,000	129,558
Quatrim SASU, 5.88%, 1/31/24, Callable 11/15/21 @ 102.94 (a)(d)	300,000	352,457
		482,015
Netherlands — 0.4%
Trivium Packaging Finance BV, 3.75%, 8/15/26, Callable 8/15/22 @ 101.88 (a)(d)	100,000	117,422

TOTAL FOREIGN BONDS (COST $579,324)		599,437

	Principal Amount ($)
Yankee Dollars — 16.5%
Australia — 0.7%
FMG Resources August 2006 pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100 (a)(d)	150,000	163,215
Mineral Resources, Ltd., 8.13%, 5/1/27, Callable 5/1/22 @ 106.09 (a)(d)	74,000	81,678
		244,893
Bahamas — 0.1%
Silversea Cruise Finance, Ltd., 7.25%, 2/1/25, Callable 8/21/20 @ 105.44 (a)(d)	48,000	46,320

Bermuda — 0.3%
Aircastle, Ltd., 5.50%, 2/15/22	100,000	101,457

Canada — 2.0%
Cascades, Inc./Cascades USA, Inc., 5.13%, 1/15/26, Callable 1/15/23 @ 102.56 (a)(d)	52,000	53,690
Cascades, Inc./Cascades USA, Inc., 5.38%, 1/15/28, Callable 1/15/23 @ 102.69 (a)(d)	52,000	53,820
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)(d)	200,000	209,310
Enbridge, Inc., 5.50% (US0003M + 342 bps), 7/15/77, Callable 7/15/27 @ 100 (a)(c)	55,000	51,700
GFL Environmental, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56 (a)(d)	18,000	19,111
Iamgold Corp., 7.00%, 4/15/25, Callable 9/10/20 @ 105.25 (a)(d)	39,000	40,560
Kinross Gold Corp., 4.50%, 7/15/27, Callable 4/15/27 @ 100 (a)	50,000	57,094
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/1/22, Callable 8/21/20 @ 103.56 (a)(d)(e)	162,000	2,025
Nutrien Ltd., 2.95%, 5/13/30, Callable 2/13/30 @ 100 (a)	155,000	170,394
		657,704
Cayman Islands — 0.6%
Global Aircraft Leasing Co., Ltd., 6.50%, 9/15/24, Callable 9/15/21 @ 103.25 (a)(d)	300,000	186,750

Hong Kong SAR — 0.6%
CK Hutchison Capital Securities 17, Ltd., 4.00% (H15T5Y + 207 bps), Callable 5/12/22 @ 100 (a)(b)(c)(d)	200,000	201,505

Ireland — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 1/15/25, Callable 11/15/24 @ 100 (a)	150,000	143,537
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100 (a)	150,000	160,940
Avolon Holdings Funding, Ltd., 4.38%, 5/1/26, Callable 3/1/26 @ 100 (a)(d)	400,000	353,851
		658,328
Luxembourg — 0.6%
ARD Finance SA, 6.50%, 6/30/27, Callable 11/15/22 @ 103.25 (a)(d)	200,000	204,500

Mexico — 1.1%
Petroleos Mexicanos, 4.88%, 1/24/22	110,000	110,413
Petroleos Mexicanos, 6.50%, 3/13/27	97,000	92,393
Petroleos Mexicanos, 5.35%, 2/12/28	196,000	171,989
		374,795
Oman — 1.1%
Oman Government International Bond, Registered, 5.38%, 3/8/27	400,000	378,332

Peru — 0.3%
Hudbay Minerals, Inc., 7.63%, 1/15/25, Callable 9/10/20 @ 105.72 (a)(d)	86,000	87,075

Saudi Arabia — 0.8%
Saudi Arabian Oil Co., 4.38%, 4/16/49 (d)	200,000	250,809

Sri Lanka — 0.3%
Republic of Sri Lanka, Registered, 6.25%, 10/4/20	100,000	97,000

Turkey — 0.8%
Republic of Turkey, 6.88%, 3/17/36	68,000	62,892
Turkiye Is Bankasi AS, 6.13%, 4/25/24, MTN	200,000	190,540
		253,432
United Kingdom — 4.6%
Barclays PLC, 4.38%, 1/12/26	200,000	227,892
eG Global Finance PLC, 8.50%, 10/30/25, Callable 10/30/21 @ 104.25 (a)(d)	200,000	218,484
Lloyds Banking Group PLC, 4.65%, 3/24/26	200,000	227,047
Nationwide Building Society, 3.62% (US0003M + 118 bps), 4/26/23, Callable 4/26/22 @ 100 (a)(c)(d)	200,000	208,738

HSBC FAMILY OF FUNDS

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of July 31, 2020 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Yankee Dollars continued
United Kingdom, continued
Royal Bank of Scotland Group PLC, 3.75% (H15T5Y + 210 bps), 11/1/29, Callable 11/1/24 @ 100 (a)(c)	200,000	209,429
Santander UK Group Holdings, 3.82% (US0003M + 140 bps), 11/3/28, Callable 11/3/27 @ 100 (a)(c)	200,000	224,811
Vodafone Group PLC, 4.38%, 5/30/28	200,000	242,765
		1,559,166
Zambia — 0.6%
First Quantum Minerals, 7.50%, 4/1/25, Callable 9/10/20 @ 105.63 (a)(d)	212,000	214,120

TOTAL YANKEE DOLLARS (COST $5,560,684)		5,516,186

Corporate Bonds — 66.6%
United States — 66.6%
American Express Co., 3.60% (US0003M + 329 bps), Callable 9/15/20 @ 100.00(a)(b)(c)	300,000	270,750
American Express Co., 3.82% (US0003M + 343 bps), Callable 11/15/20 @ 100.00(a)(b)(c)	48,000	43,080
Antero Resources Corp., 5.13%, 12/1/22, Callable 9/10/20 @ 100.00(a)	159,000	127,598
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 4/1/27, Callable 4/1/22 @ 105.16(a)(d)	30,000	30,704
Arconic Corp., 6.00%, 5/15/25, Callable 5/15/22 @ 103.00(a)(d)	43,000	46,359
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/1/26, Callable 11/1/21 @ 103.50(a)(d)	83,000	53,120
AT&T, Inc., 2.25%, 2/1/32, Callable 11/1/31 @ 100.00(a)	500,000	512,666
AT&T, Inc., 3.50%, 6/1/41, Callable 12/1/40 @ 100.00(a)	280,000	303,835
Bank of America Corp., 4.30% (US0003M + 266 bps), Callable 1/28/25 @ 100.00(a)(b)(c)	60,000	56,658
Bank of America Corp., 6.50% (US0003M + 417 bps), Callable 10/23/24 @ 100.00(a)(b)(c)	35,000	39,176
Basuch Health Americas, Inc., 8.50%, 1/31/27, Callable 7/31/22 @ 104.25(a)(d)	100,000	111,250
Bausch Health Cos., Inc., 5.00%, 1/30/28, Callable 1/30/23 @ 102.50(a)(d)	78,000	78,388
Bausch Health Cos., Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63(a)(d)	59,000	60,254
Bausch Health Cos., Inc., 6.25%, 2/15/29, Callable 2/15/24 @ 103.13(a)(d)	91,000	96,669
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22, Callable 9/10/20 @ 101.53(a)(d)	164,000	162,770
Buckeye Partners LP, 5.85%, 11/15/43, Callable 5/15/43 @ 100.00(a)	100,000	92,000
Builders FirstSource, Inc., 5.00%, 3/1/30, Callable 3/1/25 @ 102.50(a)(d)	47,000	49,294
Builders FirstSource, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 103.38(a)(d)	213,000	234,300
Calpine Corp., 4.50%, 2/15/28, Callable 2/15/23 @ 102.25(a)(d)	125,000	129,063
Calpine Corp., 4.63%, 2/1/29, Callable 2/1/24 @ 102.31(a)(d)	76,000	76,758
Care Capital Properties, Inc., 5.13%, 8/15/26, Callable 5/15/26 @ 100.00(a)	145,000	154,336
Carnival Corp., 11.50%, 4/1/23, Callable 1/1/23 @ 100.00(a)(d)	205,000	223,074
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, 4/1/48, Callable 10/1/47 @ 100.00(a)	200,000	262,185
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/35, Callable 4/23/35 @ 100.00(a)	100,000	137,717
Citigroup, Inc., 4.70% (SOFR + 323 bps), Callable 1/30/25 @ 100.00(a)(b)(c)	95,000	92,506
Clarios Global LP, 6.75%, 5/15/25, Callable 5/15/22 @ 103.38(a)(d)	53,000	56,975
Clearwater Paper Corp., 5.38%, 2/1/25(d)	340,000	348,075
Cleveland-Cliffs, Inc., 6.75%, 3/15/26, Callable 3/15/22 @ 105.06(a)(d)	79,000	79,395
Cleveland-Cliffs, Inc., 9.88%, 10/17/25, Callable 10/17/22 @ 107.41(a)(d)	172,000	187,910
Colt Merger Sub, Inc., 6.25%, 7/1/25, Callable 7/1/22 @ 103.13(a)(d)	131,000	137,157
Comcast Corp., 1.95%, 1/15/31, Callable 10/15/30 @ 100.00(a)	335,000	349,908
CommScope, Inc., 6.00%, 3/1/26, Callable 3/1/22 @ 103.00(a)(d)	124,000	132,292
Continental Resources, 4.90%, 6/1/44, Callable 12/1/43 @ 100.00(a)	110,000	94,738
Dana Financing Luxembourg Sarl, 6.50%, 6/1/26, Callable 6/1/21 @ 103.25(a)(d)	250,000	261,875
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81(a)	31,000	32,550
DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(a)(d)	124,000	131,942
DCP Midstream LLC, 8.13%, 8/16/30	55,000	64,250
Dell International LLC/EMC Corp., 4.90%, 10/1/26, Callable 8/1/26 @ 100.00(a)(d)	200,000	225,063

HSBC FAMILY OF FUNDS

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of July 31, 2020 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Corporate Bonds, continued
United States , continued
Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100.00(a)(d)	250,000	291,301
Dell International LLC/EMC Corp., 5.88%, 6/15/21, Callable 8/26/20 @ 100.00(a)(d)	4,000	4,005
Delta Air Lines, Inc., 7.00%, 5/1/25(d)	99,000	105,806
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 8/15/22 @ 102.69(a)(d)	185,000	142,463
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31(a)(d)	185,000	101,288
Discover Bank, 3.45%, 7/27/26, Callable 4/27/26 @ 100.00(a)	250,000	274,271
Discover Financial Services, 3.95%, 11/6/24, Callable 8/6/24 @ 100.00(a)	100,000	109,783
Diversified Healthcare Trust, 9.75%, 6/15/25, Callable 6/15/22 @ 104.88(a)	315,000	347,681
Embarq Corp., 8.00%, 6/1/36	150,000	175,800
Enable Midstream Partners LP, 4.95%, 5/15/28, Callable 2/15/28 @ 100.00(a)	245,000	235,636
Encompass Health Corp., 5.75%, 11/1/24, Callable 9/10/20 @ 100.96(a)	18,000	18,200
Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100.00(a)	25,000	26,348
Energy Transfer Partners LP, 6.25% (US0003M + 418 bps), Callable 2/15/23 @ 100.00(a)(b)(c)	50,000	35,563
EnLink Midstream Partners LP, 5.45%, 6/1/47, Callable 12/1/46 @ 100.00(a)	80,000	45,080
EnLink Midstream Partners LP, 6.00% (US0003M + 411 bps), Callable 12/15/22 @ 100.00(a)(b)(c)	51,000	19,380
Enterprise Products Operating LLC, 5.25% (US0003M + 303 bps), 8/16/77, Callable 8/16/27 @ 100.00(a)(c)	35,000	32,813
Enterprise Products Operating LLC, 5.37% (US0003M + 257 bps), 2/15/78, Callable 2/15/28 @ 100.00(a)(c)	30,000	26,393
EPR Properties, 4.50%, 6/1/27, Callable 3/1/27 @ 100.00(a)	35,000	33,362
EPR Properties, 4.75%, 12/15/26, Callable 9/15/26 @ 100.00(a)	100,000	96,825
EPR Properties, 4.95%, 4/15/28, Callable 1/15/28 @ 100.00(a)	35,000	34,408
Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100.00(a)	500,000	550,957
Ford Motor Co., 9.00%, 4/22/25, Callable 3/22/25 @ 100.00(a)	52,000	61,263
Ford Motor Co., 9.63%, 4/22/30, Callable 1/22/30 @ 100.00(a)	18,000	23,882
Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100.00(a)	500,000	533,125
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100.00(a)	225,000	274,168
General Motors Acceptance Corp., 8.00%, 11/1/31	200,000	276,568
General Motors Co., 5.40%, 10/2/23	250,000	275,668
General Motors Financial Co., Inc., 1.60% (US0003M + 110 bps), 11/6/21(c)	40,000	39,852
General Motors Financial Co., Inc., 4.35%, 1/17/27, Callable 10/17/26 @ 100.00(a)	80,000	86,610
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 6/15/24, Callable 9/10/20 @ 101.88(a)	30,000	27,713
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28, Callable 2/1/23 @ 105.81(a)	112,000	108,014
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100.00(a)	325,000	337,269
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/1/27, Callable 6/1/22 @ 102.63(a)(d)	100,000	106,625
GPC Merger Sub, Inc., 7.13%, 8/15/28, Callable 8/15/23 @ 103.56(a)(d)	42,000	43,680
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25(a)(d)	374,000	397,375
HCA, Inc., 4.50%, 2/15/27, Callable 8/15/26 @ 100.00(a)	50,000	57,579
HCA, Inc., 5.50%, 6/15/47, Callable 12/15/46 @ 100.00(a)	35,000	46,916
Howmet Aerospace, Inc., 5.90%, 2/1/27	34,000	37,826
Huntington Bancshares, Inc., 5.63% (H15T10Y + 495 bps), Callable 7/15/30 @ 100.00(a)(b)(c)	250,000	275,933
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63(a)(d)	288,000	302,040
Jabil, Inc., 3.95%, 1/12/28, Callable 10/12/27 @ 100.00(a)	183,000	199,599
Jacobs Entertainment, Inc., 7.88%, 2/1/24, Callable 9/10/20 @ 105.91(a)(d)	150,000	136,125
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)(d)	180,000	203,850
JPMorgan Chase & Co., 4.60% (SOFR + 313 bps), Callable 2/1/25 @ 100.00(a)(b)(c)	220,000	212,872
JPMorgan Chase & Co., 6.10% (US0003M + 333 bps), Callable 10/1/24 @ 100.00(a)(b)(c)	40,000	42,100

HSBC FAMILY OF FUNDS

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of July 31, 2020 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
Corporate Bonds, continued
United States , continued
Kaiser Aluminum Corp., 6.50%, 5/1/25, Callable 5/1/22 @ 103.25(a)(d)	30,000	31,800
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100.00(a)	335,000	368,445
Kraft Heinz Foods Co., 5.50%, 6/1/50, Callable 12/1/49 @ 100.00(a)(d)	50,000	58,634
LABL Escrow Issuer LLC, 6.75%, 7/15/26, Callable 7/15/22 @ 103.38(a)(d)	119,000	128,520
Level 3 Financing, Inc., 4.63%, 9/15/27, Callable 9/15/22 @ 102.31(a)(d)	100,000	105,125
LifePoint Health, Inc., 4.38%, 2/15/27, Callable 2/15/22 @ 102.00(a)(d)	28,000	28,613
Lowe’s Cos., Inc., 3.65%, 4/5/29, Callable 1/5/29 @ 100.00(a)	300,000	351,592
Manitowoc Co., Inc., 9.00%, 4/1/26, Callable 4/1/22 @ 104.50(a)(d)	34,000	34,808
Mauser Packaging Solutions Holdings Co., 5.50%, 4/15/24, Callable 9/10/20 @ 102.75(a)(d)	150,000	152,937
MEDNAX, Inc., 6.25%, 1/15/27, Callable 1/15/22 @ 104.69(a)(d)	300,000	317,251
Micron Technology, Inc., 2.50%, 4/24/23	165,000	172,248
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(a)(d)	78,575	81,325
Morgan Stanley, 4.08% (US0003M + 381 bps), Callable 10/15/20 @ 100.00(a)(b)(c)	300,000	291,381
MTS Systems Corp., 5.75%, 8/15/27, Callable 8/15/22 @ 102.88(a)(d)	41,000	39,911
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27, Callable 1/15/23 @ 103.00(a)(d)	64,000	65,280
Navient Corp., 5.00%, 3/15/27, Callable 9/15/26 @ 100.00(a)	48,000	45,960
Navient Corp., 5.88%, 10/25/24	170,000	174,250
Navient Corp., 6.50%, 6/15/22	150,000	156,750
NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100.00(a)(d)	70,000	76,300
Occidental Petroleum Corp., 2.70%, 8/15/22	57,000	55,027
Occidental Petroleum Corp., 3.40%, 4/15/26, Callable 1/15/26 @ 100.00(a)	84,000	76,020
Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100.00(a)	42,000	37,328
Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100.00(a)	61,000	49,581
Occidental Petroleum Corp., 6.20%, 3/15/40	125,000	121,250
Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100.00(a)	168,000	189,000
Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.50(a)	250,000	235,000
Olin Corp., 9.50%, 6/1/25, Callable 3/1/25 @ 100.00(a)(d)	22,000	25,080
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22(d)	8,000	8,020
Owens-Brockway Glass Container, Inc., 6.38%, 8/15/25(d)	226,000	241,820
Owens-Brockway Glass Container, Inc., 6.63%, 5/13/27, Callable 5/15/23 @ 103.31(a)(d)	18,000	19,485
Panther BF Aggregator 2 LP, 6.25%, 5/15/26, Callable 5/15/22 @ 103.13(a)(d)	94,000	100,591
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28, Callable 2/15/23 @ 103.00(a)(d)	178,000	143,290
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25, Callable 9/10/20 @ 105.44(a)	38,000	34,173
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25, Callable 5/15/22 @ 104.63(a)(d)	44,000	49,169
Peabody Finance Corp., 6.00%, 3/31/22, Callable 9/10/20 @ 101.50(a)(d)	150,000	98,250
Performance Food Group, Inc., 5.50%, 10/15/27, Callable 10/15/22 @ 102.75(a)(d)	36,000	37,170
PetSmart, Inc., 5.88%, 6/1/25, Callable 9/10/20 @ 102.94(a)(d)	150,000	153,750
Phillips 66, 3.70%, 4/6/23	250,000	268,782
Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100.00(a)	200,000	224,245
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13(a)(d)	159,000	158,801
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28, Callable 1/15/23 @ 103.13(a)(d)	53,000	55,253
Prudential Financial, Inc., 5.38% (US0003M + 303 bps), 5/15/45, Callable 5/15/25 @ 100.00(a)(c)	300,000	321,708
PulteGroup, Inc., 5.50%, 3/1/26, Callable 12/1/25 @ 100.00(a)	166,000	191,778
Rayonier AM Products, Inc., 5.50%, 6/1/24, Callable 9/10/20 @ 101.83(a)(d)	124,000	75,046
Refinitiv US Holdings, Inc., 6.25%, 5/15/26, Callable 11/15/21 @ 103.13(a)(d)	136,000	147,050
Refinitiv US Holdings, Inc., 8.25%, 11/15/26, Callable 11/15/21 @ 104.13(a)(d)	204,000	225,085
Royal Caribbean Cruises, Ltd., 9.13%, 6/15/23, Callable 3/15/23 @ 100.00(a)(d)	190,000	194,275
Sabra Health Care LP, 4.80%, 6/1/24, Callable 5/1/24 @ 100.00(a)	50,000	50,705
Sabre Global, Inc., 5.25%, 11/15/23, Callable 9/10/20 @ 102.63(a)(d)	32,000	31,400

HSBC FAMILY OF FUNDS

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of July 31, 2020 (Unaudited) (continued)

	Principal Amount ($)		Value ($)
Corporate Bonds, continued
United States , continued
Santander Holdings USA, Inc., 3.50%, 6/7/24, Callable 5/7/24 @ 100.00(a)		225,000	241,138
Scientific Games International, Inc., 5.00%, 10/15/25, Callable 10/15/20 @ 103.75(a)(d)		150,000	148,688
Select Medical Corp., 6.25%, 8/15/26, Callable 8/15/22 @ 103.13(a)(d)		178,000	191,795
Service Corp. International, 5.13%, 6/1/29, Callable 6/1/24 @ 102.56(a)		55,000	60,775
Simon Property Group, LP, 3.80%, 7/15/50, Callable 1/15/50 @ 100.00(a)		400,000	438,906
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(a)(d)		131,000	130,961
Sprint Corp., 7.88%, 9/15/23		90,000	104,400
Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100.00(a)		40,000	40,183
Talen Energy Supply LLC, 6.63%, 1/15/28, Callable 1/15/23 @ 103.31(a)(d)		55,000	55,227
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28, Callable 1/15/23 @ 102.50(a)		15,000	15,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.25%, 5/1/23, Callable 9/10/20 @ 100.88(a)		30,000	30,201
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.50(a)(d)		75,000	75,609
Tenet Healthcare Corp., 4.63%, 6/15/28, Callable 6/15/23 @ 102.31(a)(d)		33,000	34,706
Tenet Healthcare Corp., 5.13%, 11/1/27, Callable 11/1/22 @ 102.56(a)(d)		94,000	99,875
The Goldman Sachs Group, Inc., 4.75%, 10/12/21	EUR	100,000	123,905
The Walt Disney Co., 2.65%, 1/13/31		375,000	407,623
Time Warner Cable LLC, 4.50%, 9/15/42, Callable 3/15/42 @ 100.00(a)		100,000	115,566
Tronox, Inc., 6.50%, 5/1/25, Callable 5/1/22 @ 103.25(a)(d)		30,000	31,913
Truck Hero, Inc., 8.50%, 4/21/24, Callable 4/30/21 @ 104.25(a)(d)		143,000	149,435
Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.50(a)(d)		105,000	112,087
Warrior Met Coal, Inc., 8.00%, 11/1/24, Callable 11/1/20 @ 104.00(a)(d)		216,000	222,143
WESCO Distribution, Inc., 7.13%, 6/15/25, Callable 6/15/22 @ 103.56(a)(d)		50,000	54,870
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63(a)(d)		50,000	54,625
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100.00(a)		500,000	498,799
Wolverine Escrow LLC, 8.50%, 11/15/24, Callable 11/15/21 @ 106.38(a)(d)		96,000	69,600
Wolverine Escrow LLC, 9.00%, 11/15/26, Callable 11/15/22 @ 106.75(a)(d)		133,000	96,425
			22,264,672

TOTAL CORPORATE BONDS (COST $21,418,540)			22,264,672

	Shares
Investment Companies — 7.0%
Northern Institutional Government Assets Portfolio, Institutional Shares, 0.07%(f)		2,352,527	2,352,527
TOTAL INVESTMENT COMPANIES (COST $2,352,527)			2,352,527

	Principal Amount ($)
U.S. Treasury Obligations — 3.0%
U.S. Treasury Note — 3.0%
0.25%, 5/31/25		48,000	48,098
0.25%, 6/30/25		636,000	637,018
0.63%, 5/15/30		265,000	267,143
1.50%, 2/15/30		37,000	40,379
			992,638
TOTAL U.S. TREASURY OBLIGATIONS (COST $985,752)			992,638

TOTAL INVESTMENTS IN SECURITIES (COST $30,896,827) — 94.9%			31,725,460
Other Assets (Liabilities) - 5.1%			1,713,674
NET ASSETS - 100%			$33,439,134

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(c)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on July 31, 2020. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(d)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(e)	Defaulted security.
(f)	The rate represents the annualized 7-day yield that was in effect on July 31, 2020.

HSBC FAMILY OF FUNDS

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of July 31, 2020 (Unaudited) (continued)

bps - Basis Points
EUR - Euro
EUSA12 - Euro 12 Year Swap Rate
H15T5Y - 5 Year Treasury Constant Maturity Rate
H15T10Y - 10 Year Treasury Constant Maturity Rate
LLC - Limited Liability Company
MTN - Medium Term Note
SOFR - Secured Overnight Financing Rate
ULC - Unlimited Liability Co.
US0003M - 3 Month US Dollar LIBOR

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2020:

Industry	Percentage of Net Assets at Value (%)*
Oil, Gas & Consumable Fuels	13.3
Investment Companies	7.0
Consumer Finance	6.5
Banks	6.1
Equity Real Estate Investment Trusts	5.4
Containers & Packaging	5.0
Media	3.9
Hotels, Restaurants & Leisure	3.9
Metals & Mining	3.6
Treasury Note	2.9
Diversified Telecommunication Services	2.9
Health Care Providers & Services	2.8
Capital Markets	1.8
IT Services	1.8
Specialty Retail	1.6
Chemicals	1.6
Diversified Financial Services	1.6
Sovereign Bond	1.6
Technology Hardware, Storage & Peripherals	1.6
Trading Companies & Distributors	1.6
Entertainment	1.2
Aerospace & Defense	1.2
Machinery	1.2
Electric Utilities	1.1
Automobiles	1.1
Insurance	1.0
Wireless Telecommunication Services	1.0
Paper & Forest Products	1.0
Pharmaceuticals	1.0
Independent Power and Renewable Electricity Producers	1.0
Auto Components	1.0
Food Products	0.8
Thrifts & Mortgage Finance	0.8
Building Products	0.8
Electronic Equipment, Instruments & Components	0.7
Industrial Conglomerates	0.6
Household Durables	0.6
Airlines	0.5
Semiconductors & Semiconductor Equipment	0.5
Communications Equipment	0.4
Commercial Services & Supplies	0.3
Diversified Consumer Services	0.2
Energy Equipment & Services	0.1
Food & Staples Retailing	0.1
Software	0.1
Distributors	0.1
Total	94.9

*	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The above table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Schedule of Portfolio Investments.

HSBC FAMILY OF FUNDS

HSBC STRATEGIC INCOME FUND

Schedule of Portfolio Investments — as of July 31, 2020 (Unaudited)

Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)

Underlying Instrument	Pay Fixed Rate (%)	Payment Frequency	Implied Credit Spread at July 31, 2020 (%)(b)	Expiration Date	Notional Amount ($)(c)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX N.A. High Yield Index, Series 34	5.00	Quarterly	4.41	6/20/25	3,760,000	(96,443)	(68,690)	(27,753)
						(96,443)	(68,690)	(27,753)

* As of July 31, 2020, the CDX N.A. High Yield Index, Series 34 included securities which had defaulted and represented 7% of the Index.

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

Forward Foreign Currency Exchange Contracts - Short Contracts

Description and amount of currency to be purchased		Description and amount of currency to be sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation) ($)
U.S. Dollar	1,303,635	European Euro	1,162,994	UBS AG	8/4/20	(66,255)
U.S. Dollar	1,376,794	European Euro	1,162,994	Morgan Stanley	9/2/20	6,073
						(60,182)

			Total unrealized appreciation			$6,073
			Total unrealized depreciation			(66,255)
			Total net unrealized appreciation/(depreciation)			$(60,182)

HSBC FAMILY OF FUNDS